Post-Employment Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Post-employment Obligations
Schedule of Deficit Pension Fund Equalization

	Deficit of pension fund 2019	Deficit of pension fund 2020	Deficit of pension fund 2021
Start of consignment	May, 2021	April, 2022	In process
Total amount requested by Forluz	R$160	R$252	R$670
Amount considering contribution parity	R$80	R$126	R$335
Number of parcels	166	158	159
Remuneratory interest	IPCA + 6%	IPCA + 6%	IPCA + 6%
Balance deposited on December 31, 2023	R$ 27	R$ 26	R$ 20

Schedule of Consolidated Actuarial Information

2023	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Present value of obligations	12,216	3,007	53	15,276
Fair value of plan assets	(9,882)	-	-	(9,882)

Initial net liabilities	2,334	3,007	53	5,394
Adjustment to asset ceiling	23	-	-	23

Net liabilities in the statement of financial position	2,357	3,007	53	5,417

2022	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Present value of obligations	11,404	3,314	60	14,778
Fair value of plan assets	(9,198)	-	-	(9,198)

Initial net liabilities	2,206	3,314	60	5,580
Adjustment to asset ceiling	112	-	-	112

Net liabilities in the statement of financial position	2,318	3,314	60	5,692

Schedule of Changes in Present Value of Defined Benefit Obligation

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Defined-benefit obligation at December 31, 2020	13,308	3,319	64	551	17,242

Cost of current service	2	21	1	3	27
Past service cost (1)				(415)	(415)
Interest on actuarial obligation	883	232	5	39	1,159
Actuarial losses (gains):
Due to changes in demographic assumptions	378	122	1	(15)	486
Due to changes in financial assumptions	(2,393)	(252)	(5)	(127)	(2,777)
Due to adjustments based on experience	828	200	3	(26)	1,005

	(1,187)	70	(1)	(168)	(1,286)
Benefits paid	(980)	(173)	(3)	(10)	(1,166)

Defined-benefit obligation at December 31, 2021	12,026	3,469	66	-	15,561

Cost of current service	2	16	-		18
Past service cost (1)	(4)	-	-		(4)
Interest on actuarial obligation	1,224	361	7		1,592
Actuarial losses (gains):
Due to changes in demographic assumptions	(7)	(1)	-		(8)
Due to changes in financial assumptions	(857)	(305)	(6)		(1,168)
Due to adjustments based on experience	106	(20)	(3)		83

	(758)	(326)	(9)		(1,093)
Benefits paid	(1,086)	(206)	(4)		(1,296)

Defined-benefit obligation at December 31, 2022	11,404	3,314	60		14,778

Cost of current service	-	11	-		11
Past service cost (2)	-	(55)	(1)		(56)
Actuarial losses (gains):	1,276	370	7		1,653
Actuarial losses (gains):
Due to changes in demographic assumptions	-	26	1		27
Due to changes in financial assumptions	754	232	4		990
Due to adjustments based on experience	(125)	(673)	(14)		(812)

	629	(415)	(9)		205
Benefits paid	(1,093)	(218)	(4)		(1,315)

Defined-benefit obligation at December 31, 2023	12,216	3,007	53	-	15,276

(1)
Due to the alterations made in the Collective Work Agreement for 2021-23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.
(2)
Relating to the changes in the conditions of Plan B for requesting the Enhancement of Retirement for Length of Contribution, Special or Age - MAT (Melhoria de Aposentadoria por Tempo de Contribuição, Especial ou or Idade).

Schedule of Changes in Fair Value of Plan Assets

Pension plans and retirement supplement plans
Fair value of the plan assets at December 31, 2020	10,420

Return on investments	(298)
Contributions from employer	236
Benefits paid	(980)

Fair value of the plan assets at December 31, 2021	9,378

Return on investments	633
Contributions from employer	272
Benefits paid	(1,085)

Fair value of the plan assets at December 31, 2022	9,198

Return on investments	1,464
Contributions from employer	313
Benefits paid	(1,093)

Fair value of the plan assets at December 31, 2023	9,882

Schedule of Changes in Net Liabilities

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Net liabilities at December 31, 2020	2,909	3,319	64	551	6,843

Expense recognized in Statement of income	200	253	6	42	501
Past service cost	-	-	-	(415)	(415)
Contributions paid	(236)	(173)	(3)	(10)	(422)
Actuarial gains (losses)	(203)	70	(1)	(168)	(302)

Net liabilities at December 31, 2021	2,670	3,469	66	-	6,205

Expense recognized in Statement of income	285	378	7		670
Past service cost	(4)	-	-		(4)
Contributions paid	(272)	(206)	(4)		(482)
Actuarial gains	(361)	(327)	(8)		(696)

Net liabilities at December 31, 2022	2,318	3,314	61		5,693

Expense recognized in Statement of income	280	381	7		668
Past service cost	-	(55)	(1)		(56)
Contributions paid	(313)	(218)	(5)		(536)
Actuarial gains (losses)	72	(415)	(9)		(352)

Net liabilities at December 31, 2023	2,357	3,007	53	-	5,417

				2023	2022

Current liabilities				329	388
Non-current liabilities				5,088	5,304

Schedule of Income Statement

2023	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	-	11	-	11
Past service cost	-	(55)	(1)	(56)
Interest on the actuarial obligation	1,276	370	7	1,653
Expected return on the assets of the Plan	(1,004)	-	-	(1,004)

Expense in 2023	272	326	6	604

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	2	16	-	18
Past service cost	(4)	-	-	(4)
Interest on the actuarial obligation	1,224	361	7	1,592
Expected return on the assets of the Plan	(941)	-	-	(941)

Expense in 2022	281	377	7	665

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	2	21	1	3	27
Past service cost (1)	-	-	-	(415)	(415)
Interest on the actuarial obligation	883	232	5	39	1,159
Expected return on the assets of the Plan	(685)	-	-	-	(685)

Expense in 2021	200	253	6	(373)	86

Schedule of Independent Actuaries Estimate for Expense Amount

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	6	-	7
Interest on the actuarial obligation	1,055	262	5	1,322
Expected return on the assets of the Plan	(842)	-	-	(842)

Expense in 2024 according to actuarial calculation	214	268	5	487

Schedule of Expectation for Payment of Benefits

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Estimated payment of benefits	1,124	219	4	1,347

Schedule of Assumptions

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Reduction of one year in the mortality table	341	61	1	403
Increase of one year in the mortality table	(311)	(62)	(1)	(374)
Reduction of 1% in the discount rate	1,140	342	6	1,488

Schedule of Average Periods of Obligations Under Benefit Plans

Pension plans and retirement supplement plans
Plan A	Plan B	Health plan	Dental plan
8.38	10.26	9.92	9.79

Schedule of Measured at Fair Value

The following assets measured at fair value, are related to the Company and are not considered plan assets. According to the requirement of the standards, the amount are presented for informational purposes:

	2023	2022	2021
Non-convertible debentures issued by the Company	96	137	302
Shares issued by the Company	4	3	-
Real estate properties of the Foundation, occupied by the Company	275	270	277

	375	410	579

Schedule of Actuarial Assumptions

	2023
	Pension plans and retirement supplement plans	Health plan and Dental plan
Annual discount rate for present value of the actuarial obligation	9.03%	9.07%
Annual expected return on plan assets	9.03%	Not applicable
Long-term annual inflation rate	3.50%	3.50%
Estimated future annual salary increases	3.50%	Not applicable
General mortality table	AT-2000 M S10%	AT-2000 M&F S10% D20%
Disability table	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	MI-85 Female
Real growth of contributions above inflation (1)	-	1%

	2022		2021
	Pension plans and retirement supplement plans	Health plan and Dental plan	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	11.73%	11.83%	10.60%	10.75%	10.73%
Annual expected return on plan assets	11.73%	Not applicable	10.60%	Not applicable	Not applicable
Long-term annual inflation rate	5.31%	5.31%	5.03%	5.03%	5,03%
Estimated future annual salary increases	5.31%	Not applicable	5.03%	Not applicable	6,29%
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%
Disability table	Not applicable	Álvaro Vindas increase of 30%	Not applicable	Tasa 1927 increase of 100%	Tasa 1927 increase of 100%
Disabled mortality table	AT-83 IAM Male	MI-85 Female	AT-83 IAM Male	MI-85 Female	MI-85 Female
Real growth of contributions above inflation	-	1%	-	1%	-